Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) CreditFacility Customer	Mar. 31, 2019 USD ($) Customer	Dec. 31, 2019 USD ($) CreditFacility Customer	Dec. 31, 2018 USD ($) Customer	Dec. 31, 2017 USD ($)
Schedule Of Significant Accounting Policies [Line Items]
Total current assets	$ 80,436,000		$ 86,502,000	$ 44,586,000
Total current liabilities	121,127,000		125,946,000	54,631,000
Net liabilities current	40,700,000		39,400,000
Business combination transaction related costs	13,100,000		13,100,000
Business combination, deferred consideration	15,000,000		15,000,000
Obligations net under shares purchase forward agreements entered by former entity	13,200,000		13,200,000
Business combination, notes payable acquired	$ 3,600,000		$ 3,600,000
Number of new line of credit facilities | CreditFacility	2		2
Revenue	$ 33,633,000	$ 27,725,000	$ 129,558,000	77,845,000
Number of performance obligations			1
Subscription-based fee contractual period			1 year
Contract assets			$ 0
Deferred revenue	1,538,000		1,397,000	1,500,000
Deferred revenue, revenue recognized	647,000		1,500,000
Marketable securities			$ 5,100,000	3,200,000
Recognized income tax positions			greater than 50 percent
Restricted Cash	$ 20,800,000		$ 20,900,000	0
Allowance for doubtful accounts			873,000	157,000	$ 60,000
Goodwill impairment charges			0
Impairment charges			0	0
Sales and Marketing
Schedule Of Significant Accounting Policies [Line Items]
Advertising costs			$ 956,000	$ 578,000
Internal-use Software Development Costs
Schedule Of Significant Accounting Policies [Line Items]
Property and equipment, useful life			4 years
Usage-Based Fees
Schedule Of Significant Accounting Policies [Line Items]
Performance obligation			98.00%	98.00%
Term-Based Fees
Schedule Of Significant Accounting Policies [Line Items]
Performance obligation			2.00%	2.00%
Customer Concentration Risk | Revenue
Schedule Of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%	10.00%
Number of customers | Customer	0	1	1	3
Customer Concentration Risk | Trade Receivables
Schedule Of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.00%		10.00%	10.00%
Number of customers | Customer	0		0	0
Customer 1 | Customer Concentration Risk
Schedule Of Significant Accounting Policies [Line Items]
Revenue		$ 3,100,000	$ 13,400,000	$ 13,600,000
Customer 2 | Customer Concentration Risk
Schedule Of Significant Accounting Policies [Line Items]
Revenue			10,900,000	8,100,000
Customer 3 | Customer Concentration Risk
Schedule Of Significant Accounting Policies [Line Items]
Revenue			$ 9,200,000	$ 8,800,000
Minimum
Schedule Of Significant Accounting Policies [Line Items]
Long-term financing agreements, repayment schedule extension period	3 months		3 months
Maximum
Schedule Of Significant Accounting Policies [Line Items]
Long-term financing agreements, repayment schedule extension period	9 months		6 months